Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and post-model adjustments (Narrative) (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (3,478)	$ (1,239)	$ (1,244)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	1,203
Stages 1 and 2 | Post-model adjustment
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ 300	$ 125